TAXES ON INCOME - Disclosure of carry forward tax losses (Details) $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)
TAXES ON INCOME
Deferred tax assets relating to carry forward tax losses as described above, and deductible temporary differences, are not included			$ 23,938			$ 21,113
Israel
TAXES ON INCOME
Carry forward losses for tax purposes		₪ 227,833,000	62,816		₪ 236,130,000	67,102		₪ 249,552,000	$ 80,242
Europe
TAXES ON INCOME
Carry forward losses for tax purposes	€ 29,387,000		32,503	€ 22,212,000		23,689	€ 17,026,000		19,270
U.S.
TAXES ON INCOME
Carry forward losses for tax purposes			$ 15,337			$ 10,716			$ 8,866